UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   12/31/2014

Date of reporting period: 03/31/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FOUNDRY FUNDS
FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS - March 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 91.99%	FAIR VALUE

	Aerospace & Defense - 0.90%
237	Ducommun, Inc. (a)	$5,939

	Apparel - 1.27%
410	Perry Ellis International, Inc. (a)	5,633
192	Superior Uniform Group, Inc.	2,817
		8,450
	Auto Parts & Equipment - 1.79%
178	Motorcar Parts of Americam, Inc. (a)	4,730
1,394	Spartan Motors, Inc.	7,165
		11,895
	Banks - 12.94%
180	Bar Harbor Bankshares	6,903
325	Center Bancorp, Inc.	6,175
189	First Financial Corp.	6,366
316	First Internet Bancorp	7,195
272	First NBC Bank Holding Co. (a)	9,482
329	Hanmi Financial Corp.	7,666
131	Independent Bank Corp. - MA	5,157
270	Independent Bank Corp. - MI	3,505
462	MainSource Financial Group, Inc.	7,900
537	Monarch Financial Holdings, Inc.	6,584
163	Northrim BanCorp, Inc.	4,187
187	Simmons First National Corp.	6,970
209	Washington Trust Bancorp, Inc.	7,831
		85,921

	Biotechnology - 0.71%
250	Cambrex Corp. (a)	4,718

	Building Materials - 1.18%
414	Gibraltar Industries, Inc. (a)	7,812

	Commercial Services - 6.59%
406	CBIZ, Inc. (a)	3,719
368	CRA International, Inc. (a)	8,085
800	Cross Country Healthcare, Inc. (a)	6,456
930	Global Cash Access Holdings, Inc. (a)	6,380
798	Great Lakes Dredge & Dock Corp. (a)	7,286
834	Hill International, Inc. (a)	4,587
886	TravelCenters of America LLC (a)	7,221
		43,734
	Computers - 0.98%
383	Computer Task Group, Inc.	6,507

	Diversified Financial Services - 1.66%
167	Federal Agricultural Mortgage Corp.	5,553
765	JMP Group, Inc.	5,439
		10,992
	Electric - 0.97%
599	Pike Corp. (a)	6,445

	Electronics - 1.36%
589	Electro Scientific Industries, Inc.	5,802
695	ZAGG, Inc. (a)	3,211
		9,013
	Engineering & Construction - 1.96%
499	Orion Marine Group, Inc. (a)	6,273
775	Sterling Construction Co., Inc. (a)	6,719
		12,992
	Environmental Control - 1.10%
441	Ceco Environmental Corp.	7,316

	Food - 2.77%
467	Chiquita Brands International, Inc. (a)	5,814
543	Spartan Stores, Inc.	12,603
		18,417
	Gas - 0.87%
91	Chesapeake Utilities Corp.	5,748

	Hand & Machine Tools - 1.14%
527	Hardinge, Inc.	7,589

	Healthcare - Products - 1.44%
514	Symmetry Medical, Inc. (a)	5,171
1,448	Synergetics USA, Inc. (a)	4,416
		9,587

FOUNDRY FUNDS
FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS - March 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 91.99% (continued)	FAIR VALUE

	Healthcare - Services - 0.78%
224	Almost Family, Inc. (a)	$5,174

	Home Furnishing - 2.81%
459	Hooker Furniture Corp.	7,188
223	Kimball International, Inc.	4,038
542	VOXX International Corp. (a)	7,415
		18,641
	Household Products & Wares - 1.15%
923	Central Garden and Pet Co. (a)	7,633

	Insurance - 0.90%
1,020	Meadowbrook Insurance Group, Inc.	5,947

	Internet - 2.30%
870	Dice Holdings, Inc. (a)	6,490
396	Safeguard Scientifics, Inc. (a)	8,783
		15,273
	Investment Companies - 1.13%
368	Gladstone Capital Corp.	3,709
281	MVC Capital, Inc.	3,808
		7,517
	Leisure Time - 0.81%
529	Callaway Golf Co.	5,406

	Lodging- 0.74%
688	Century Casinos, Inc. (a)	4,933

	Metal Fabricate & Hardware - 1.07%
362	NN, Inc.	7,131

	Mining - 2.30%
2,615	Great Panther Silver Ltd. (a)	2,641
428	Horsehead Holding Corp. (a)	7,199
355	Ring Energy, Inc. (a)	5,417
		15,257
	Miscellaneous Manufacturing - 0.93%
266	FreightCar America, Inc.	6,182

	Oil & Gas - 0.99%
1,150	PetroQuest Energy, Inc. (a)	6,555

	Oil & Gas Services - 3.11%
854	North American Energy Partners, Inc.	6,149
391	Tesco Corp. (a)	7,234
573	Willbros Group, Inc. (a)	7,231
		20,614
	Pharmaceuticals - 1.23%
776	BioScrip, Inc. (a)	5,416
225	Omega Protein Corp. (a)	2,716
		8,132
	Real Estate Investment Trusts - 3.67%
219	Gladstone Commercial Corp.	3,797
1,250	Independence Realty Trust, Inc.	11,138
521	Monmouth Real Estate Investment Corp.	4,970
386	Winthrop Realty Trust	4,474
		24,379
	Retail - 3.87%
356	Citi Trends, Inc. (a)	5,799
428	Destination XL Group, Inc. (a)	2,414
250	Kirkland's, Inc. (a)	4,623
928	Ruby Tuesday, Inc. (a)	5,206
547	Stein Mart, Inc.	7,663
		25,705

FOUNDRY FUNDS
FOUNDRY MICRO CAP VALUE FUND
SCHEDULE OF INVESTMENTS - March 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 91.99% (continued)	FAIR VALUE

	Savings & Loans - 8.27%
587	Banc of California, Inc.	$7,203
251	Berkshire Hills Bancorp, Inc.	6,496
429	Dime Community Bancshares, Inc.	7,284
314	Heritage Financial Group, Inc.	6,170
204	Meta Financial Group, Inc.	9,149
589	SI Financial Group, Inc.	6,638
202	Territorial Bancorp, Inc.	4,363
1,944	United Community Financial Corp. (a)	7,621
		54,924
	Semiconductors - 5.34%
688	Alpha & Omega Semiconductor Ltd. (a)	5,064
516	IXYS Corp.	5,857
732	Pericom Semiconductor Corp. (a)	5,731
795	Photronics, Inc. (a)	6,781
532	Richardson Electronics Ltd.	5,724
553	Rudolph Technologies, Inc. (a)	6,310
		35,467
	Software - 1.66%
530	American Software, Inc.	5,390
285	Wayside Technology Group, Inc.	5,654
		11,044
	Telecommunications - 5.73%
266	Black Box Corp.	6,475
1,830	EXFO, Inc. (a)	9,040
275	Oplink Communications, Inc. (a)	4,939
597	Premiere Global Services, Inc. (a)	7,200
243	USA Mobility, Inc.	4,415
1,615	Westell Technologies, Inc. (a)	5,959
		38,028
	Transportation - 3.57%
645	Aegean Marine Petroleum Network, Inc.	6,360
372	Celadon Group, Inc.	8,943
490	Covenant Transportation Group, Inc. (a)	4,949
161	Marten Transport Ltd.	3,465
		23,717
	Total Common Stocks (Cost $580,751)
		610,734

SHARES	MONEY MARKET FUND - 8.87%

58,873	First American Prime Obligations Fund - Class Z, 0.02% (b) (Cost $58,873)	$58,873

	Total Investments at Fair Value - 100.86% (Cost $639,624)	$669,607

	Liabilities in Excess of Other Assets, Net - (0.86%)	(5,718)

	Net Assets - 100.00%	$663,889

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at March 31, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the schedules of investments.

FOUNDRY FUNDS
FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - March 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 94.88%	FAIR VALUE

	Apparel - 1.26%
775	Perry Ellis International, Inc. (a)	$10,648

	Banks - 12.38%
313	Banner Corp.	12,899
333	First Financial Corp.	11,215
402	First NBC Bank Holding Co. (a)	14,014
757	FNB Corp.	10,144
468	Hanmi Financial Corp.	10,904
305	Independent Bank Corp. - MA	12,008
644	MainSource Financial Group, Inc.	11,012
743	Old National Bancorp	11,078
371	United Bankshares, Inc.	11,360
		104,634
	Building Materials - 3.27%
858	Gibraltar Industries, Inc. (a)	16,190
554	Quanex Building Products Corp.	11,457
		27,647
	Commercial Services - 6.37%
878	CBIZ, Inc. (a)	8,042
1,320	Global Cash Access Holdings, Inc. (a)	9,055
1,523	Great Lakes Dredge & Dock Corp. (a)	13,905
342	KAR Auction Services, Inc.	10,380
1,525	TravelCenters of America LLC (a)	12,429
		53,811
	Computers - 1.36%
675	Computer Task Group, Inc.	11,468

	Diversified Financial Services - 2.01%
577	FXCM, Inc.	8,522
780	Janus Capital Group, Inc.	8,479
		17,001
	Electric - 2.83%
1,117	Pike Corp. (a)	12,019
367	Portland General Electric Co.	11,869
		23,888
	Electrical Components & Equipment - 1.41%
466	General Cable Corp.	11,934

	Electronics - 3.86%
875	AVX Corp.	11,532
943	Electro Scientific Industries, Inc.	9,289
1,391	TTM Technologies, Inc. (a)	11,754
		32,575
	Environmental Control - 1.49%
758	Ceco Environmental Corp.	12,575

	Food - 1.44%
525	Spartan Stores, Inc.	12,185

	Forest Products & Paper - 1.23%
381	PH Glatfelter Co.	10,371

	Gas - 1.16%
155	Chesapeake Utilities Corp.	9,790

	Healthcare - Products - 1.14%
956	Symmetry Medical, Inc. (a)	9,617

	Home Furnishing - 2.65%
379	Ethan Allen Interiors, Inc.	9,646
470	La-Z-Boy, Inc.	12,737
		22,383

	Household Products & Wares - 1.46%
1,488	Central Garden and Pet Co. (a)	12,306

	Insurance - 1.24%
1,790	Meadowbrook Insurance Group, Inc.	10,436

	Leisure Time - 1.57%
1,296	Callaway Golf Co.	13,245

FOUNDRY FUNDS
FOUNDRY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - March 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 94.88% (continued)	FAIR VALUE

	Metal Fabricate & Hardware - 1.24%
531	NN, Inc.	$10,461

	Mining - 3.65%
2,025	AuRico Gold, Inc.	8,809
698	Coeur Mining, Inc. (a)	6,484
927	Horsehead Holding Corp. (a)	15,592
		30,885
	Miscellaneous Manufacturing - 2.56%
486	FreightCar America, Inc.	11,295
277	LSB Industries, Inc. (a)	10,365
		21,660
	Oil & Gas - 3.95%
435	Goodrich Petroleum Corp. (a)	6,882
1,307	Parker Drilling Co. (a)	9,267
1,670	PetroQuest Energy, Inc. (a)	9,519
447	W&T Offshore, Inc.	7,737
		33,405
	Oil & Gas Services - 3.64%
350	Helix Energy Solutions Group, Inc. (a)	8,043
1,223	Key Energy Services, Inc. (a)	11,300
1,583	North American Energy Partners, Inc.	11,398
		30,741
	Pharmaceuticals - 2.26%
1,259	BioScrip, Inc. (a)	8,788
391	Impax Laboratories, Inc. (a)	10,330
		19,118
	Real Estate - 1.26%
600	Forestar Group, Inc. (a)	10,680

	Real Estate Investment Trusts - 6.24%
627	Brandywine Realty Trust	9,066
190	EPR Properties	10,144
1,937	Hersha Hospitality Trust	11,293
370	LaSalle Hotel Properties	11,585
974	Lexington Realty Trust	10,626
		52,714
	Retail - 2.26%
1,480	Ruby Tuesday, Inc. (a)	8,303
772	Stein Mart, Inc.	10,816
		19,119
	Savings & Loans - 1.39%
453	Berkshire Hills Bancorp, Inc.	11,724

	Semiconductors - 7.26%
3,131	Advanced Micro Devices, Inc. (a)	12,555
1,064	Entegris, Inc. (a)	12,885
1,599	Photronics, Inc. (a)	13,639
845	QLogic Corp. (a)	10,774
1,011	Rudolph Technologies, Inc. (a)	11,536
		61,389
	Software - 2.52%
664	Allscripts Healthcare Solutions, Inc. (a)	11,972
379	MedAssets, Inc. (a)	9,365
		21,337
	Telecommunications - 4.36%
495	Black Box Corp.	12,048
2,236	EXFO, Inc. (a)	11,046
1,143	Premiere Global Services, Inc. (a)	13,785
		36,879
	Transportation - 4.16%
1,115	Aegean Marine Petroleum Network, Inc.	10,994
644	Celadon Group, Inc.	15,482
402	Marten Transport Ltd.	8,651
		35,127

	Total Common Stocks (Cost $756,157)	801,753

SHARES	MONEY MARKET FUND - 5.02%

42,407	First American Prime Obligations Fund - Class Z, 0.02% (b) (Cost $42,407)	$42,407

	Total Investments at Fair Value - 99.90% (Cost $798,564)	$844,160

	Other Assets less Liabilities, Net - 0.10%	819

	Net Assets - 100.00%	$844,979

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at March 31, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the schedules of investments.

FOUNDRY FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — March 31, 2014 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Foundry Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the last bid price is used.. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.  In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FOUNDRY FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — March 31, 2014 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of March 31, 2014:

Foundry Micro Cap Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$610,734	$-	$610,734
Money Market Funds	58,873	-	58,873
Totals	$669,607	$-	$669,607

Foundry Small Cap Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$801,753	$-	$801,753
Money Market Funds	42,407	-	42,407
Totals	$844,160	$-	$844,160

(a)
As of and during the period since inception from January 29, 2014 through March 31, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks, preferred stocks and put options held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level for the Funds during the period since inception from January 29, 2014 through March 31, 2014.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from January 29, 2014 through March 31, 2014, no securities were fair valued.

FOUNDRY FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — March 31, 2014 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of March 31, 2014:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Micro Cap Value Fund	$639,636	$41,775	$(11,804)	$29,971
Small Cap Value Fund	798,564	57,661	(12,065)	45,596

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Micro Cap Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	INVESTMENTS IN SMALL-CAP COMPANIES AND MICRO - CAP COMPANIES

A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative.  Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses.

Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:
Name:	Randy Linscott
Title:	President
Date:	[insert date]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Name:	Randy Linscott
Title:	President
Date:	[insert date]

By:
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	[insert date]